Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Dividends to stockholders (in dollars per share)	$ 0.52	$ 0.52	$ 2.08	$ 2.05	$ 2.01